Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Derivative Liabilities Tables
Summary of Derivative Liabilities

Derivative liabilities consisted of the following at:

	July 3, 2015	December 31, 2014
Related to senior secured convertible notes, short term	$10,401,000	$53,834,000
Related to warrants, short term	-	-
Total short-term	10,401,000	53,834,000
Related to put option	15,009,000	238,679,000
Related to senior secured convertible notes, long term	-	135,872,000
Related to warrants	1,047,000	15,633,000
Total long-term	16,056,000	390,184,000
Total derivative liability	$26,457,000	$444,018,000

The following assumptions were utilized:

	July 3, 2015	December 31, 2014
Average expected volatility - debt	23.09% to 38.77%	30.19 % to 34.76%
Average expected volatility - warrants	37.06% to 37.07%	37.92% to 38.05%
Average expected volatility - put option	37.32%	35.47%

Remaining expected term of the underlying securities - notes	10 days to 9.8 months	6 to 15.8 months
Remaining expected term of the underlying securities - warrants	4.2 years	4.8 years
Remaining expected term of the put option	2.5 years	3.0 years

Average risk free rate - debt	0.02% to 0.22%	0.12% to 0.38%
Average risk free rate - warrants	1.57%	1.63%
Average risk free rate - put option	2.63%	2.47%

Expected dividend rate	-0-%	-0-%
Closing price per share of common stock	$0.18	$2.40
Exercise price of warrants per share of common stock	$0.0218	$0.0218

The Company utilizes historical volatility over a period generally commensurate with the remaining contractual term of the underlying financial instruments and uses daily intervals for price observations.

Derivative liabilities consisted of the following at December 31, 2014:
Related to EPA notes, short term	$(53,834,000)

Related to put option	(238,679,000)
Related to Follow-on notes	(135,872,000)
Related to Warrants	(15,633,000)
Total long-term	(390,184,000)
Total derivative liability	$(444,018,000)

At December 31, 2014, the following assumptions were utilized:
Average expected volatility - debt	30.19% to 34.76%
Average expected volatility - warrants	37.92% to 38.05%
Average expected volatility – put option	35.47%
Remaining expected term of the underlying securities - notes	15.8 months
Remaining expected term of the underlying securities - warrants	4.8 years
Remaining expected tern of the put option	3.0 years
Average risk free interest rate – debt	0.12% to 0.38%
Average risk free interest rate – warrants	1.63%
Average risk free interest rate – put option	2.47%
Expected dividend rate	-
Closing price per share of common stock	$2.40
Exercise price of warrants per share of common stock	$.0218